Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 378,216	¥ 347,002
Fair value, Financial liabilities	355,154	333,985
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(23,062)	(13,017)
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	378,216	347,002
Fair value, Financial liabilities	355,154	333,985
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (23,062)	¥ (13,017)